DIVESTITURES - Disclosure of detailed information about sale of a portfolio of royalty interests (Details) - Disposal groups classified as held for sale [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
La Encantada [Member] | First Majestic Silver Corp. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Gold Royalty	100.00%
Allocated Value Total	$ 1,720,574
La Parrilla [Member] | First Majestic Silver Corp. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Net Smelter Return	2.00%
Allocated Value Total	$ 3,871,290
Del Toro [Member] | First Majestic Silver Corp. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Net Smelter Return	2.00%
Allocated Value Total	$ 3,226,075
San Martin [Member] | First Majestic Silver Corp. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Net Smelter Return	2.00%
Allocated Value Total	$ 5,376,792
La Guitarra [Member] | First Majestic Silver Corp. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Net Smelter Return	2.00%
Allocated Value Total	$ 3,011,004
Plomosas [Member] | GR Silver Mining Ltd. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Net Smelter Return	2.00%
Allocated Value Total	$ 4,301,434
La Luz [Member] | First Majestic Silver Corp. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Net Smelter Return	2.00%
Allocated Value Total	$ 0
La Joya [Member] | First Majestic Silver Corp. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Net Smelter Return	2.00%
Allocated Value Total	$ 0